Fair value of financial instrument - Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	$ 36,471	$ 32,662
Investment securities	222,866	218,379
Assets purchased under reverse repurchase agreements and securities borrowed	294,602	220,977
Deposits
Personal	270,154	260,213
Business and government	534,371	505,665
Bank	32,521	23,757
Deposits	837,046	789,635
Obligations related to assets sold under repurchase agreements and securities loaned	206,814	143,084
Subordinated debentures	9,131	9,265
Level 3 [member]
Loans
Fair value	2,967	3,603
Deposits
Financial liabilities	1,596	1,867
Fair value of financial instruments not measured at fair value [member] | Fair Value Always Approximates Carrying Value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	16,197	11,880
Assets purchased under reverse repurchase agreements and securities borrowed	57,099	58,605
Loans
Retail	65,847	65,991
Wholesale	8,889	8,930
Financial assets, excluding other financial assets	74,736	74,921
Other assets	45,559	43,963
Fair value	193,591	189,369
Deposits
Personal	184,887	182,440
Business and government	270,349	261,898
Bank	15,218	16,615
Deposits	470,454	460,953
Obligations related to assets sold under repurchase agreements and securities loaned	4,264	7,774
Other liabilities	45,346	43,733
Financial liabilities	520,064	512,460
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks		30
Investment securities	45,367	14,771
Assets purchased under reverse repurchase agreements and securities borrowed	18,391	23,394
Loans
Retail	328,204	314,791
Wholesale	159,198	145,037
Financial assets, excluding other financial assets	487,402	459,828
Other assets	646	635
Fair value	551,806	498,658
Deposits
Personal	70,228	63,707
Business and government	160,809	150,597
Bank	10,244	5,093
Deposits	241,281	219,397
Obligations related to assets sold under repurchase agreements and securities loaned	712	1,364
Other liabilities	9,534	5,693
Subordinated debentures	9,319	9,559
Financial liabilities	260,846	236,013
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	470
Loans
Fair value	470
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks		30
Investment securities	44,897	14,754
Assets purchased under reverse repurchase agreements and securities borrowed	18,391	23,394
Loans
Retail	323,114	309,855
Wholesale	154,781	139,128
Financial assets, excluding other financial assets	477,895	448,983
Other assets	480	433
Fair value	541,663	487,594
Deposits
Personal	69,606	62,981
Business and government	160,010	149,618
Bank	10,235	5,079
Deposits	239,851	217,678
Obligations related to assets sold under repurchase agreements and securities loaned	712	1,364
Other liabilities	406	311
Subordinated debentures	9,260	9,504
Financial liabilities	250,229	228,857
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities		17
Loans
Retail	5,090	4,936
Wholesale	4,417	5,909
Financial assets, excluding other financial assets	9,507	10,845
Other assets	166	202
Fair value	9,673	11,064
Deposits
Personal	622	726
Business and government	799	979
Bank	9	14
Deposits	1,430	1,719
Other liabilities	9,128	5,382
Subordinated debentures	59	55
Financial liabilities	10,617	7,156
Fair value of financial instruments not measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	16,197	11,910
Investment securities	45,367	14,771
Assets purchased under reverse repurchase agreements and securities borrowed	75,490	81,999
Loans
Retail	394,051	380,782
Wholesale	168,087	153,967
Financial assets, excluding other financial assets	562,138	534,749
Other assets	46,205	44,598
Fair value	745,397	688,027
Deposits
Personal	255,115	246,147
Business and government	431,158	412,495
Bank	25,462	21,708
Deposits	711,735	680,350
Obligations related to assets sold under repurchase agreements and securities loaned	4,976	9,138
Other liabilities	54,880	49,426
Subordinated debentures	9,319	9,559
Financial liabilities	$ 780,910	$ 748,473